Borrowings and derivative financial instrument - R6.5 billion RCF (Details) R in Millions			12 Months Ended
	Dec. 06, 2024 ZAR (R) extension_option	Oct. 25, 2019 ZAR (R) extension_option	Dec. 31, 2024 ZAR (R)	Dec. 31, 2023 ZAR (R)	Dec. 31, 2022 ZAR (R)	Aug. 16, 2024 ZAR (R)	Nov. 15, 2016 ZAR (R)
Reconciliation Of Changes In Borrowings [Abstract]
Balance at beginning of the year			R 36,618	R 22,728	R 20,298
Loans raised			8,278	14,431	8,000
Loans repaid			(3,335)	(1,323)	(8,003)
Accrued interest			1,946	1,192	1,046
Accrued interest paid			(1,947)	(1,175)	(1,061)
Balance at end of the year			41,687	36,618	22,728
Current portion of balance			(552)	(11,672)	(122)
Non-current portion of balance			41,135	24,946	22,606
R6.5 billion RCF
Disclosure of detailed information about borrowings [line items]
Face amount of debt	R 6,500
Term of facility	3 years
Number of one-year extensions | extension_option	2
Borrowings, term of extension	1 year
Reconciliation Of Changes In Borrowings [Abstract]
Balance at beginning of the year			0	0	0
Inter bank transfer			4,000	0	0
Loans raised			1,000	0	0
Loans repaid			(2,000)	0	0
Accrued interest			97	0	0
Accrued interest paid			(97)	0	0
Balance at end of the year			3,000	0	0
Current portion of balance			0	0	0
Non-current portion of balance			3,000	0	0
R6.5 billion RCF | Minimum
Disclosure of detailed information about borrowings [line items]
Net debt to EBITDA threshold	1.0
R6.5 billion RCF | Median
Disclosure of detailed information about borrowings [line items]
Net debt to EBITDA threshold	2.0
R6.5 billion RCF | Maximum
Disclosure of detailed information about borrowings [line items]
Net debt to EBITDA threshold	3.0
R6.5 billion RCF | Net Debt to EBITDA less than threshold | - JIBAR
Disclosure of detailed information about borrowings [line items]
Interest rate margin	2.20%
R6.5 billion RCF | Net debt to EBITDA between min threshold & midrange | - JIBAR
Disclosure of detailed information about borrowings [line items]
Interest rate margin	2.40%
R6.5 billion RCF | Net debt To EBITDA between midrange & max threshold | - JIBAR
Disclosure of detailed information about borrowings [line items]
Interest rate margin	2.60%
R6.5 billion RCF | Net Debt to EBITDA above threshold | - JIBAR
Disclosure of detailed information about borrowings [line items]
Interest rate margin	2.80%
R5.5 billion RCF
Disclosure of detailed information about borrowings [line items]
Face amount of debt		R 5,500
Net debt to EBITDA threshold		2.0
Term of facility		3 years
Number of one-year extensions | extension_option		2
Borrowings, term of extension		1 year
Reconciliation Of Changes In Borrowings [Abstract]
Balance at beginning of the year			4,000	0	0
Inter bank transfer			(4,000)	0	0
Loans raised			0	5,000	8,000
Loans repaid			0	(1,000)	(8,000)
Accrued interest			319	125	155
Accrued interest paid			(319)	(125)	(155)
Balance at end of the year			0	4,000	0
Current portion of balance			0	(4,000)	0
Non-current portion of balance			R 0	R 0	R 0
R6.0 billion RCF
Disclosure of detailed information about borrowings [line items]
Face amount of debt						R 6,000	R 6,000
Capacity increase option						R 1,000
R500 Million RCF
Disclosure of detailed information about borrowings [line items]
Face amount of debt	R 500